Commitment and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contingencies and Commitment
2025	¥ 50,924
2026	47,757
2027	41,707
2028	37,572
2029 and thereafter	6,084
Total future lease payments	184,044
Accrued litigation liabilities	256	¥ 2,157
Litigation expenses	59	¥ 1,084	¥ 5,918
Leases Office Space | Bandwidth And Property Management Fees
Contingencies and Commitment
2025	14,868
2026	14,167
2027	12,956
2028	12,401
2029 and thereafter	3,715
Total future lease payments	¥ 58,107